STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION PLANS	STOCK-BASED COMPENSATION PLANS
(a)    Stock-based compensation expense:

	2021	2020
Cost of sales	$369	$319
Sales and marketing	4,708	5,241
Research and development	3,990	4,014
Administration	10,180	8,379
Continuing operations	$19,247	$17,953
Discontinued operations	587	1,987
	19,834	19,940
Stock option plan	1,359	2,361
Restricted stock plan	18,475	17,579
	$19,834	$19,940
During 2021, $3.2 million of stock-based compensation expense was reversed as a result of changes of estimated achievement of service revenue target relating to PSUs (2020 — $0.6 million).

In connection with the recent executive leadership team change, certain equity awards were modified, resulting in the reversal of the cumulative compensation costs of the original award incurred at the modification date and recognition of the incremental fair value of the modified award on a straight-line basis over the requisite service period. In 2021, the Company recognized $1.4 million (2020 — nil) of incremental compensation expense relating to modification of awards and $3.9 million (2020 — $0.5 million) of compensation expense related to accelerated vesting of awards resulting from executive leadership changes.

(b)    Stock option plan

Under the terms of the Company's Stock Option Plan (the “Plan”), the Board of Directors may authorize the grant of stock options to employees, officers and directors. At the Company's Annual General Meeting of Shareholders on June 2, 2021, shareholders approved a resolution to amend and restate the terms of the Plan. The amendments increased the maximum number of shares issuable pursuant to the Plan to 9.7% (increased from 8.9%) of the number of issued and outstanding common shares from time to time, provided that in no event will more than 7,000,000 common shares be issued as "incentive stock options intended to qualify under Section 422 of the United States Internal Revenue Code". In addition, the maximum number of shares issuable pursuant to the Plan, together with any shares issuable pursuant to other security-based compensation arrangements, shall not exceed 9.7% (increased from 8.9%) of the number of issued and outstanding common shares from time to time.
The Plan provides that the exercise price of a stock option will be determined on the date of grant and will not be less than the closing market price of the Company's stock at that date. Stock options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each full succeeding month thereafter. The Company determines the expiry date of each stock option at the time it is granted, which cannot be more than five years after the date of the grant.

The fair value of stock options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2021	2020
Risk-free interest rate	N/A	0.31%
Annual dividends per share	N/A	Nil
Expected stock price volatility	N/A	53%
Expected option life (in years)	N/A	4.0
Average fair value of options granted (in dollars)	N/A	$5.26

There is no dividend yield as the Company does not pay, and does not plan to pay cash dividends on its common shares.  The expected stock price volatility is based on the historical volatility of the Company's daily stock closing prices over a period equal to the expected life of each stock option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the stock options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior. Forfeitures are accounted for in compensation expense as they occur. We did not issue any stock options in 2021.

The following table presents stock option activity for the years ended December 31:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Outstanding	$	In Years	$
Outstanding, December 31, 2019	1,588,143	18.14	2.6	30
Granted	289,518	13.01
Exercised	(178,223)	11.36		497
Forfeited	(338,327)	21.95
Outstanding, December 31, 2020	1,361,111	17.27	2.4	1,399
Exercised	(390,972)	13.76		1,459
Forfeited	(195,938)	21.37
Outstanding, December 31, 2021	774,201	18.16	1.5	1,986

The intrinsic value of outstanding and exercised stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option.
The following table summarizes the stock options outstanding and exercisable at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of	Number of Options	Weighted Average Remaining Option Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Exercise Prices	Outstanding	(years)	$	Exercisable	$
$8.46 - $12.73	110,822	2.5	11.32	51,699	11.55
$12.74 - $13.38	165,678	2.8	13.03	69,670	13.07
$13.39 - $16.23	160,895	2.1	14.69	83,213	15.59
$16.24 - $25.15	119,240	0.5	22.04	115,997	22.19
$25.16 - $26.03	217,566	0.2	25.98	217,566	25.97
	774,201	1.5	18.16	538,145	20.50

The options outstanding at December 31, 2021 expire between March 10, 2022 and November 27, 2025.

As at December 31, 2021, the unrecognized stock-based compensation cost related to the non-vested stock options was $1,211 (2020 — $2,763), which is expected to be recognized over a weighted average period of 1.9 years (2020 — 2.4 years).
(c)     Restricted share plans
We have a market based restricted share unit plan and a treasury based restricted share unit plan with awards outstanding (collectively, the “RSPs”). The RSPs support our growth and profitability objectives by providing long-term incentives to employees and also encourage our objective of employee share ownership through the granting of RSUs. There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of our common shares (or, in certain jurisdictions, cash in lieu at the option of the Company) to settle vested RSUs. The form and timing of settlement is subject to local laws.
At the Company's Annual General Meeting of Shareholders on June 2, 2021, shareholders approved a resolution to amend the treasury based restricted share unit plan (the "Treasury Plan"). The amendments increased the maximum number of shares issuable pursuant to outstanding awards under the Treasury Plan to 9.7% (increased from 4.6%) of the number of issued and outstanding shares from time to time. In addition, the maximum number of shares issuable pursuant to all of our security-based compensation arrangements is 9.7% (increased from 8.9%) of the number of issued and outstanding shares. With respect to the market-based RSP, independent trustees purchase Sierra Wireless common shares over the facilities of the Toronto Stock Exchange and Nasdaq, which are used to settle vested RSUs. The existing trust funds are variable interest entities and are included in these consolidated financial statements as treasury shares held for RSU distribution. As at December 31, 2021, there were 1,053,177 market RSUs outstanding (2020 — 2,614,135).
Non-performance based RSUs vest over one to three years. RSUs vesting over one or two years cliff vest in one year or two years, respectively, and RSUs vesting over three years vest in equal amounts on each anniversary date of the grant. RSU grants to employees who are resident in France for French tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period. In addition, certain grants issued to employees who are resident in France for French tax purposes vest over three years in equal amounts on each anniversary date, with the first tranche subject to a hold period of one year.
We include a performance-based component to certain grants of units under our RSPs ("PSUs"). We have two types of PSUs, depending on their performance-based metric. PSUs, with a market condition, are measured against an external benchmark index. The fair value of these PSUs at date of grant are determined using the Monte Carlo simulation model. PSUs, with a performance condition, are measured against an internal performance benchmark based on achieving connectivity, software, and service revenue targets or cost savings initiatives or profitability targets. The fair value of these PSUs is based on the Company's stock price on the date of grant adjusted for expected attainment with changes to expected attainment recorded in subsequent periods. Generally, PSUs have a three year cliff-vesting.
In 2021, the Board of Directors approved the issuance of PSUs that are measured against financial metrics that are determined by the Company at the beginning of each fiscal year for the performance period. The determination of the number of awards that will be attained at vesting is based on achieving the financial metric target in each of three individual fiscal years. Each tranche contains an independent annual performance condition and cliff vest on the third anniversary date. Since the financial metric for each tranche is determined at the beginning of each fiscal year in the performance period, each tranche has a separate grant date and the fair value of the PSUs is determined at each grant date using the Company's stock price on grant date adjusted for expected attainment with changes to expected attainment recorded in subsequent periods. As at December 31, 2021, 10,777 PSUs are considered issued but not yet granted and are excluded in the below RSU continuity table.
The aggregate intrinsic value of outstanding RSUs is calculated as the quoted market price of the stock at the balance sheet date. The intrinsic value of vested and settled RSUs is calculated as the quoted market price of the stock at date of vesting.
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	$	In years	$
Outstanding, December 31, 2019	1,815,759	15.42	2.3	17,310
Granted	2,865,042	12.80
Vested / settled	(586,343)	16.30		6,569
Forfeited	(303,175)	12.83
Outstanding, December 31, 2020	3,791,283	13.61	2.0	55,242
Granted	1,086,115	15.98
Vested / settled	(1,367,749)	14.32		22,207
Forfeited	(658,865)	15.71
Added by performance factor	92,231	20.18
Outstanding, December 31, 2021	2,943,015	13.89	2.7	51,898
Outstanding – vested and not settled	183,117
Outstanding – unvested	2,759,898
Outstanding, December 31, 2021	2,943,015

As at December 31, 2021, the total remaining unrecognized compensation cost associated with the RSUs totaled $17,984 (2020 — $30,055), which is expected to be recognized over a weighted average period of 2.0 years (2020 — 1.8 years).